Operating Segment and Geographical Information - Location of identifiable assets other than acquired intangible asset and liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 HKD ($) segment	Dec. 31, 2021 HKD ($)
Operating Segment and Geographical Information
Number of geographic reportable segments | segment	3
Total liabilities	$ 12,708	$ 12,146
Continuing Operations | Reportable Geographical Components
Operating Segment and Geographical Information
Consolidated total assets before intangible asset	99,200	101,863
Total liabilities	12,708	12,146
Continuing Operations | Reportable Geographical Components | Hong Kong
Operating Segment and Geographical Information
Consolidated total assets before intangible asset	95,473	98,217
Total liabilities	12,708	12,146
Continuing Operations | Reportable Geographical Components | United States
Operating Segment and Geographical Information
Consolidated total assets before intangible asset	$ 3,727	$ 3,646